FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS

20.

FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS

Fair value hierarchy

The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:

Assets measured at fair value

As of December 31, 2020	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	CNY	CNY	CNY	CNY

Financial assets at fair value through profit or loss	138,674	—	—	138,674

Total	138,674	—	—	138,674

As of December 31, 2020	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$	US$	US$	US$

Financial assets at fair value through profit or loss	21,234	—	—	21,234

Total	21,234	—	—	21,234

During the year, there were no transfers of fair value measurements between Level 1 and Level 2 and no transfers into or out of Level 3 for both financial assets and financial liabilities (2019: Nil).